Investments in Joint Ventures	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

Note 7—Investments in Joint Ventures

The Account owns interests in several real estate properties through joint ventures and receives distributions and allocations of profits and losses from the joint ventures based on the Account’s ownership interest in those investments. Several of these joint ventures have mortgage loans payable collateralized by the properties owned by the aforementioned joint ventures. At December 31, 2014, the Account held investments in joint ventures with non-controlling ownership interest percentages that ranged from 33% to 85%. Certain joint ventures are subject to adjusted distribution percentages when earnings in the investment reach a pre-determined threshold. The fair value of the Account’s equity interest in these joint ventures was $3.0 billion and $2.6 billion at December 31, 2014 and 2013, respectively. The Account’s most significant joint venture investment is the The Florida Mall which represented 2.7% of the Account’s net assets and 2.4% of the Account’s invested assets at December 31, 2014. The Account’s proportionate share of the mortgage loans payable held within the joint venture investments at fair value was $1.8 billion and $1.6 billion at December 31, 2014 and 2013, respectively. The Account’s share in the outstanding principal of the mortgage loans payable held within the joint venture investments was $1.7 billion and $1.6 billion at December 31, 2014 and 2013, respectively.

A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	December 31,
	2014	2013
Assets
Real Estate properties, at fair value	$7,980.2	$6,715.6
Other assets	246.8	249.0

Total assets	$8,227.0	$6,964.6

Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$2,750.0	$2,360.4
Other liabilities	147.0	139.9

Total liabilities	2,897.0	2,500.3
Equity	5,330.0	4,464.3

Total liabilities and equity	$8,227.0	$6,964.6

	Years Ended December 31,
	2014	2013	2012
Operating Revenue and Expenses
Revenues	$612.8	$562.5	$478.9
Expenses	315.8	309.6	273.5

Excess of revenues over expenses	$297.0	$252.9	$205.4